NONCONSOLIDATED AFFILIATES - Schedule of Dividend Received and Equity Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Dividends from nonconsolidated affiliates	$ 73	$ 71	$ 103